Financial instruments, Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance		$ 434,574	$ 400,634
Financing cash flows	[1]	(23,320)	28,307
Non-cash changes [Abstract]
Amortization		2,628	2,972
Other changes	[2]	(298)	2,661
Ending balance		413,584	434,574
Current portion long term debt	[3]	78,649	30,300
Long term debt	[3]	330,775	398,425
Other current liabilities		1,389	1,418
Other non-current liabilities		3,497	5,527
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[4]	428,726	396,696
Financing cash flows	[1],[4]	(21,929)	29,731
Non-cash changes [Abstract]
Amortization	[4]	2,628	2,972
Other changes	[2],[4]	0	(673)
Ending balance	[4]	409,424	428,726
Current portion long term debt		78,649	30,300
Long term debt		330,775	398,425
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]	5,849	3,938
Financing cash flows	[1],[5]	(1,390)	(1,424)
Non-cash changes [Abstract]
Amortization	[1]	0	0
Other changes	[2],[5]	(298)	3,334
Ending balance	[5]	4,160	5,849
Other current liabilities		1,389	1,418
Other non-current liabilities		$ 2,771	$ 4,431

[1]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[2]	Other changes related to bank loans for the years 2023 represent gains on modification of debt which includes previously capitalized fees. Other changes related to office leases for the year 2024 represent lease modification and foreign exchange effects during the year related to IFRS 16. Other changes related to office leases for 2023 represent lease modification and foreign exchange effects during the year related to IFRS 16.
[3]	Amounts carried at amortized cost.
[4]	As of December 31, 2024, bank loans consist of current portion long-term debt of $78,649 thousand and long-term debt of $330,775 thousand. As of December 31, 2023, bank loans consist of current portion long-term debt of $30,300 thousand and long-term debt of $398,425 thousand.
[5]	As of December 31, 2024, office leases consist of $1,389 thousand of current liabilities and $2,771 thousand of non-current liabilities. As of December 31, 2023, office leases consist of $1,418 thousand of current liabilities and $4,431 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental.